UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
October 31, 2018
MFS®  Equity Income Fund

Portfolio of Investments
10/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace – 3.4%
Boeing Co.	16,292	$ 5,781,379
Lockheed Martin Corp.	2,619	769,593
		$ 6,550,972
Alcoholic Beverages – 1.2%
Molson Coors Brewing Co.	34,960	$ 2,237,440
Apparel Manufacturers – 0.7%
LVMH Moet Hennessy Louis Vuitton SE	4,175	$ 1,271,106
Automotive – 2.5%
Lear Corp.	23,577	$ 3,133,383
Toyota Motor Corp.	28,200	1,651,220
		$ 4,784,603
Biotechnology – 1.0%
Biogen, Inc. (a)	6,400	$ 1,947,328
Brokerage & Asset Managers – 1.1%
Apollo Global Management LLC, “A”	72,995	$ 2,147,513
Business Services – 2.2%
Accenture PLC, “A”	6,409	$ 1,010,187
DXC Technology Co.	45,241	3,294,902
		$ 4,305,089
Cable TV – 2.6%
Comcast Corp., “A”	130,908	$ 4,992,831
Chemicals – 0.5%
CF Industries Holdings, Inc.	21,901	$ 1,051,905
Computer Software – 6.1%
Adobe, Inc. (a)	19,578	$ 4,811,489
Microsoft Corp.	64,282	6,865,961
		$ 11,677,450
Computer Software - Systems – 2.6%
Apple, Inc.	17,608	$ 3,853,687
Seagate Technology PLC	16,412	660,254
Western Digital Corp.	11,197	482,255
		$ 4,996,196
Construction – 0.4%
Pulte Homes, Inc.	34,336	$ 843,636
Consumer Products – 1.3%
Kimberly-Clark Corp.	15,617	$ 1,628,853
Newell Brands, Inc.	59,540	945,495
		$ 2,574,348
Electrical Equipment – 0.2%
Schneider Electric S.A.	6,555	$ 474,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.7%
Intel Corp.	38,123	$ 1,787,206
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,173	3,473,692
		$ 5,260,898
Energy - Independent – 0.8%
Phillips 66	14,225	$ 1,462,615
Energy - Integrated – 2.5%
BP PLC	431,172	$ 3,126,527
Eni S.p.A.	92,098	1,638,369
		$ 4,764,896
Food & Beverages – 1.5%
Marine Harvest	82,437	$ 1,994,964
Tyson Foods, Inc., “A”	14,721	882,082
		$ 2,877,046
Furniture & Appliances – 0.4%
Whirlpool Corp.	7,161	$ 785,991
Health Maintenance Organizations – 2.8%
Cigna Corp.	4,446	$ 950,600
Humana Inc.	13,837	4,433,513
		$ 5,384,113
Insurance – 5.1%
MetLife, Inc.	86,247	$ 3,552,514
Prudential Financial, Inc.	24,054	2,255,784
Tokio Marine Holding, Inc.	10,900	514,605
Unum Group	29,146	1,056,834
Zurich Insurance Group AG	8,020	2,494,032
		$ 9,873,769
Internet – 1.4%
Alphabet, Inc., “A” (a)	2,473	$ 2,697,004
Leisure & Toys – 0.4%
Brunswick Corp.	13,283	$ 690,583
Machinery & Tools – 2.9%
AGCO Corp.	16,205	$ 908,128
Allison Transmission Holdings, Inc.	8,009	353,037
Eaton Corp. PLC	53,934	3,865,450
Regal Beloit Corp.	6,399	458,808
		$ 5,585,423
Major Banks – 4.4%
Bank of America Corp.	194,968	$ 5,361,620
BNP Paribas	10,978	573,591
Royal Bank of Canada	13,318	970,384
Sumitomo Mitsui Financial Group, Inc.	13,600	528,349
Westpac Banking Corp.	49,393	944,666
		$ 8,378,610
Medical & Health Technology & Services – 2.6%
HCA Healthcare, Inc.	31,240	$ 4,171,477
McKesson Corp.	7,387	921,602
		$ 5,093,079

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.4%
Rio Tinto Ltd.	55,544	$ 2,700,347
Natural Gas - Distribution – 0.5%
ENGIE (l)	64,885	$ 865,369
Natural Gas - Pipeline – 3.3%
Enterprise Products Partners LP	132,845	$ 3,562,903
EQM Midstream Partners LP	14,985	687,961
MPLX LP	27,287	917,116
Plains All American Pipeline LP	51,936	1,130,647
		$ 6,298,627
Network & Telecom – 3.4%
Cisco Systems, Inc.	142,807	$ 6,533,420
Other Banks & Diversified Financials – 4.9%
Citigroup, Inc.	67,880	$ 4,443,425
Discover Financial Services	31,677	2,206,936
ORIX Corp.	120,400	1,957,338
Synchrony Financial	25,816	745,566
		$ 9,353,265
Pharmaceuticals – 8.9%
Bayer AG	19,560	$ 1,501,642
Bristol-Myers Squibb Co.	87,037	4,398,850
Eli Lilly & Co.	45,605	4,945,406
Pfizer, Inc.	105,258	4,532,409
Roche Holding AG	6,842	1,665,069
		$ 17,043,376
Printing & Publishing – 0.4%
Transcontinental, Inc., “A”	49,001	$ 806,602
Railroad & Shipping – 2.8%
Union Pacific Corp.	36,386	$ 5,320,361
Real Estate – 5.0%
Annaly Mortgage Management, Inc., REIT	67,765	$ 668,841
Extra Space Storage, Inc., REIT	17,741	1,597,754
Life Storage, Inc., REIT	10,564	994,706
Medical Properties Trust, Inc., REIT	243,271	3,615,007
Store Capital Corp., REIT	93,318	2,709,022
		$ 9,585,330
Restaurants – 0.4%
U.S. Foods Holding Corp. (a)	29,561	$ 862,294
Specialty Chemicals – 0.3%
Methanex Corp.	8,741	$ 565,805
Specialty Stores – 3.7%
Amazon.com, Inc. (a)	3,199	$ 5,112,034
Best Buy Co., Inc.	14,079	987,783
Urban Outfitters, Inc. (a)	25,961	1,024,421
		$ 7,124,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 5.0%
Altria Group, Inc.	55,289	$ 3,595,997
Japan Tobacco, Inc.	32,400	833,137
Philip Morris International, Inc.	58,626	5,163,192
		$ 9,592,326
Utilities - Electric Power – 4.2%
American Electric Power Co., Inc.	15,637	$ 1,147,130
Exelon Corp.	104,263	4,567,762
PPL Corp.	30,332	922,093
SSE PLC	104,255	1,521,149
		$ 8,158,134
Total Common Stocks		$187,518,811
Convertible Preferred Stocks – 0.6%
Utilities - Electric Power – 0.6%
CenterPoint Energy, Inc., 7%	12,647	$ 627,544
NextEra Energy, Inc., 6.123%	7,348	426,184
Total Convertible Preferred Stocks		$ 1,053,728
Preferred Stocks – 0.3%
Electronics – 0.3%
Samsung Electronics Co. Ltd.	20,216	$ 637,047
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.21% (v)	2,878,015	$ 2,877,726
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.18% (j)	779,388	$ 779,388

Other Assets, Less Liabilities – (0.3)%		(589,050)
Net Assets – 100.0%		$192,277,650
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,877,726 and $189,988,974, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$156,499,704	$—	$—	$156,499,704
United Kingdom	7,348,023	—	—	7,348,023
Japan	—	5,484,649	—	5,484,649
Switzerland	4,159,101	—	—	4,159,101
Taiwan	3,473,691	—	—	3,473,691
France	3,184,938	—	—	3,184,938
Canada	2,342,792	—	—	2,342,792
Norway	1,994,964	—	—	1,994,964
Italy	1,638,369	—	—	1,638,369
Other Countries	1,501,642	1,581,713	—	3,083,355
Mutual Funds	3,657,114	—	—	3,657,114
Total	$185,800,338	$7,066,362	$—	$192,866,700
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,001,812	4,830,910	(3,954,707)	2,878,015
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(44)	$(19)	$—	$13,047	$2,877,726

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 14, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2018

*	Print name and title of each signing officer under his or her signature.